Convertible Preferred Stock - Convertible Preferred Stock Issued and Outstanding (Detail) - USD ($) $ / shares in Units, $ in Thousands			1 Months Ended		12 Months Ended
		Jul. 18, 2016	Nov. 30, 2017	Aug. 31, 2017	Dec. 31, 2017		Dec. 31, 2016		Jul. 31, 2017
Temporary Equity [Line Items]
Shares Designated					57,501,624		57,501,604
Original Issue Price					$ 0.001		$ 0.001
Shares Issued					40,016,147		40,016,127
Shares Outstanding					40,016,147		40,016,127
Aggregate Liquidation Amount					$ 208,315		$ 184,299
Proceeds, Net of Issuance Costs					$ 161,054		$ 151,129
Series A Preferred Stock
Temporary Equity [Line Items]
Shares Designated					12,768,492		12,768,492
Original Issue Price					$ 1.9579445		$ 1.9579445
Shares Issued					12,618,279		12,618,279
Shares Outstanding					12,618,279		12,618,279
Common Stock Equivalents	[1]				12,618,279		12,618,279
Aggregate Liquidation Amount					$ 24,706		$ 24,706
Proceeds, Net of Issuance Costs					$ 23,848		$ 23,848
Series B Preferred Stock
Temporary Equity [Line Items]
Shares Designated					31,034,696		31,034,696
Original Issue Price					$ 3.2222000		$ 3.2222000
Shares Issued					13,801,318		13,801,318
Shares Outstanding					13,801,318		13,801,318
Common Stock Equivalents	[1]				13,801,318		13,801,318
Aggregate Liquidation Amount					$ 44,471		$ 44,471
Proceeds, Net of Issuance Costs					$ 43,616		$ 43,616
Series C 1 Preferred Stock
Temporary Equity [Line Items]
Shares Designated					8,660,572		8,660,572
Original Issue Price					$ 3.9700000		$ 3.9700000
Shares Issued					8,558,686		8,558,686
Shares Outstanding					8,558,686		8,558,686
Common Stock Equivalents	[1]				8,558,686		8,558,686
Aggregate Liquidation Amount					$ 33,978		$ 33,978
Proceeds, Net of Issuance Costs					$ 34,382		$ 34,382
Series C Preferred Stock
Temporary Equity [Line Items]
Shares Designated					5,037,784		5,037,784
Original Issue Price					$ 3.9700000		$ 3.9700000
Shares Issued					5,037,784		5,037,784
Shares Outstanding					5,037,784		5,037,784
Common Stock Equivalents	[1]				5,037,784		5,037,784
Aggregate Liquidation Amount					$ 20,000		$ 20,000
Proceeds, Net of Issuance Costs					$ 19,469		$ 19,469
Series D Preferred Stock
Temporary Equity [Line Items]
Shares Designated					80	[2],[3]	60	[4],[5]	80
Original Issue Price					$ 500,000.0000000	[2],[3]	$ 500,000.0000000	[4],[5]
Shares Issued					80	[2],[3]	60	[4],[5]
Shares Outstanding					80	[2],[3]	60	[4],[5]
Aggregate Liquidation Amount					$ 85,160	[2],[3]	$ 61,144	[4],[5]
Proceeds, Net of Issuance Costs		$ 15,500	$ 2,500	$ 7,400	$ 39,739	[2],[3]	$ 29,814	[4],[5]

[1]	The Series D shares are convertible into shares in the next equity financing (either preferred or common) at a 50% discount to the fair value price per share of the shares to be issued in the next financing, therefore, the Series D common stock equivalents and the totals for common stock equivalents have been left blank.
[2]	Aggregate liquidation amount includes accrued and unpaid dividends of $5.2 million as of December 31, 2017.
[3]	Proceeds, net of issuance costs, include $35.0 million in cash, $5.0 million from the conversion of the Amended Cosmederm Note less issuance costs of approximately $0.3 million. Excludes the Series D 2X Liquidation Preference net issuance price of $18.2 million, the loss on the issuance of Series D redeemable convertible preferred stock of $35.2 million, loss on extinguishment of related-party note payable of $6.7 million and accrued Series D dividends of $5.2 million.
[4]	Aggregate liquidation amount includes accrued and unpaid dividends of $1.1 million as of December 31, 2016.
[5]	Proceeds, net of issuance costs, include $25.0 million in cash and $5.0 million from the conversion of the Amended Cosmederm Note less issuance costs of approximately $0.2 million. Excludes the Series D 2X Liquidation Preference net issuance price of $7.5 million, the loss on the issuance of Series D redeemable convertible preferred stock of $26.6 million, loss on extinguishment of related-party note payable of $6.7 million and accrued Series D dividends of $1.1 million.